Income Taxes - Deferred income tax assets and deferred income tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Tax loss and credit carryforwards	$ 2	$ 31
Deferred revenue	44	27
Operating lease liability	30	28
Other accrued liabilities	8	7
Asset retirement obligations	25	24
Other future deductible amounts	23	26
Deferred tax assets	132	143
Valuation allowance	(1)	(1)
Net deferred tax assets	131	142
Deferred tax liabilities
Fixed assets	207	196
Intangible assets	252	266
Operating lease ROU assets	31	29
Deferred tax liabilities	490	491
Net deferred tax liabilities	$ 359	$ 349